FINANCIAL RISK MANAGEMENT - Trade receivables (Details) - Trade and other receivables - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provision matrix [line items]
Total gross carrying amount	₽ 233	₽ 151
Expected credit loss	₽ 8	₽ 6
Less than 30 days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.80%	1.10%
Total gross carrying amount	₽ 216	₽ 128
Expected credit loss	₽ 2	₽ 1
31-60 days
Disclosure of provision matrix [line items]
Expected credit loss rate	4.30%	5.70%
Total gross carrying amount	₽ 8	₽ 17
Expected credit loss		₽ 1
61-90 days
Disclosure of provision matrix [line items]
Expected credit loss rate	8.40%	7.60%
Total gross carrying amount	₽ 1
> 90 days
Disclosure of provision matrix [line items]
Expected credit loss rate	72.90%	69.40%
Total gross carrying amount	₽ 8	₽ 6
Expected credit loss	₽ 6	₽ 4